Acquisition - Additional Information (Details) $ in Thousands	Apr. 11, 2019 USD ($)
Hoya Intermediate, LLC [Member] | Fanxchange Limited [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 31,118